Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	[1],[2]	£ 627,868	£ 248,209
Cost of sales		(624,623)	(236,850)
Gross profit		3,245	11,359
Marketing expenses		(45,189)	(29,355)
Selling and distribution expenses		(56,869)	(20,389)
Administrative expenses		(288,448)	(69,427)
Loss from operations		(387,261)	(107,812)
Finance income		571	166
Finance expense		(22,606)	(1,793)
Other income and expenses	[3]	157,973
Loss before tax		(251,323)	(109,439)
Tax credit		9,865	7,326
Loss for the period		(241,458)	(102,113)
Other comprehensive income
Exchange differences on translation of foreign operations		4,031	76
Total comprehensive loss for the period		£ (237,427)	£ (102,037)
Earnings per share:
Basic loss per ordinary share (in Pounds per share)	[4]	£ (0.32)	£ (0.19)
Diluted loss per ordinary share (in Pounds per share)	[4]	£ (0.32)	£ (0.19)

[1]	Revenue excludes £6.0 million of sales where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue (six months ended June 30, 2021: £7.5 million).
[2]	The 2021 comparatives are based on the operations of Cazoo Holdings (as defined below) prior to the Transaction (as defined below). The unaudited condensed consolidated interim financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.
[3]	Other income and expenses includes fair value movement in warrants and embedded derivative and foreign exchange movements.
[4]	Loss per share for the comparative period reflects Cazoo Holdings historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Business Combination Agreement (as defined below). The computation of diluted loss per ordinary share excludes the effect of share options, warrants and convertible notes because the inclusion of these would be anti-dilutive.